Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current deferred tax assets:
Accrued expenses (including amounts subject to settlement) and allowances	$ 4,269,000	$ 6,400,000
Other	0	526,000
Total current deferred tax assets	4,269,000	6,926,000
Non-current deferred tax assets:
Depreciable assets	(401,000)	(2,083,000)
Net operating losses	17,874,000	14,208,000
Other	3,632,000	547,000
Total non-current deferred tax assets	21,105,000	12,672,000
Total deferred tax assets	25,374,000	19,598,000
Valuation allowance	(14,201,000)	(13,382,000)
Non-current deferred tax assets, net	11,173,000	6,216,000
Current deferred tax liabilities:
Accrued revenues	(2,628,000)	(6,186,000)
Non-current deferred tax liabilities:
Intangible assets	(6,139,000)	(10,180,000)
Deferred tax assets (liabilities), net	2,406,000	(10,150,000)
Increase in valuation allowance	800,000	6,200,000	4,800,000
Net operating loss carryforwards	99,600,000	95,600,000	71,800,000
Undistributed earnings for our foreign subsidiaries	67,800,000
Internal Revenue Service (IRS) [Member]
Non-current deferred tax liabilities:
Net operating loss carryforwards	64,600,000
Foreign Tax Authority [Member]
Non-current deferred tax liabilities:
Net operating loss carryforwards	30,100,000
Other Tax Authorities [Member]
Non-current deferred tax liabilities:
Net operating loss carryforwards	$ 4,900,000